UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22147

POWERSHARES INDIA EXCHANGE-TRADED FUND TRUST

(Exact name of registrant as specified in charter)

301 West Roosevelt Road, Wheaton, IL 60187

(Address of principal executive offices) (Zip code)

Andrew Schlossberg
301 West Roosevelt Road
Wheaton, IL 60187

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-983-0903

Date of fiscal year end: October 31

Date of reporting period: January 31, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. CONSOLIDATED SCHEDULE OF INVESTMENTS.

The consolidated schedule of investments  as of January 31, 2013 is set forth below.

PowerShares India Portfolio (PIN)
January 31, 2013 (Unaudited)

Number of Shares		Value
	Common Stocks - 99.9%
	India - 99.9%
	Consumer Discretionary - 4.0%
76,532	Bajaj Auto, Ltd.	$2,923,871
19,462	Bosch, Ltd.	$3,369,169
400,220	Mahindra & Mahindra, Ltd.	$6,710,588
589,033	Tata Motors, Ltd.	$3,296,215
		$16,299,843

	Consumer Staples - 7.4%
2,275,131	Hindustan Unilever, Ltd.	$20,112,175
1,141,918	ITC, Ltd.	$6,597,319
41,221	Nestlé India, Ltd.	$3,683,464
		$30,392,958

	Energy - 26.0%
355,038	Bharat Petroleum Corp., Ltd.	$2,743,385
437,197	Cairn India, Ltd.	$2,665,595
1,098,941	Coal India, Ltd.	$7,293,216
1,900,964	Indian Oil Corp., Ltd.	$11,661,676
5,565,749	Oil & Natural Gas Corp., Ltd.	$35,676,671
478,752	Oil India, Ltd.	$4,860,426
2,488,668	Reliance Industries, Ltd.	$41,512,891
		$106,413,860

	Financial Services - 17.4%
231,762	Axis Bank, Ltd.	$6,562,015
1,379,545	HDFC Bank, Ltd.	$16,676,959
1,756,444	Housing Development Finance Corp.	$25,988,370
474,434	ICICI Bank, Ltd.	$10,608,537
1,199,531	Infrastructure Development Finance Co., Ltd.	$3,833,808
167,116	State Bank of India	$7,641,182
		$71,310,871

	Health Care - 6.2%
138,164	Cadila Healthcare, Ltd.	$2,260,004
521,792	Cipla, Ltd.	$3,992,655
148,194	Dr. Reddy's Laboratories, Ltd.	$5,363,291
284,648	Ranbaxy Laboratories, Ltd. (a)	$2,407,119
634,446	Sun Pharmaceutical Industries, Ltd.	$8,529,655
84,356	Wockhardt, Ltd. (a)	$2,769,839
		$25,322,563

	Industrials - 4.0%
961,857	Adani Ports & Special Economic Zone	$2,766,763
724,775	Bharat Heavy Electricals, Ltd.	$3,116,982
1,847,051	Jaiprakash Associates, Ltd.	$3,024,594
157,876	Larsen & Toubro, Ltd.	$4,582,530
242,366	Seimens, Ltd.	$2,970,908
		$16,461,777

Number of Shares		Value
	India (Continued)
	Information Technology - 18.4%
208,228	HCL Technologies, Ltd.	$2,692,597
849,430	Infosys, Ltd.	$44,555,550
50,502	Oracle Financial Sevices Software, Ltd. (a)	$3,022,334
547,527	Tata Consultancy Services, Ltd.	$13,825,597
1,412,414	Wipro, Ltd.	$10,913,746
	Materials - 7.0%
603,348	Ambuja Cements, Ltd.	$2,295,309
37,084	Asian Paints, Ltd.	$3,138,091
3,352,854	Hindustan Zinc, Ltd.	$8,106,355
571,953	Jindal Steel & Power, Ltd.	$4,507,665
221,724	JSW Steel, Ltd.	$3,659,759
1,436,795	NMDC, Ltd.	$4,186,938
1,697,046	Steel Authority of India, Ltd.	$2,295,309
		$3,138,091

	Telecommunication Services - 3.3%
2,139,718	Bharti Airtel, Ltd.	$13,576,891

	Utilities - 6.2%
345,789	GAIL India, Ltd.	$2,243,500
5,880,346	NHPC, Ltd.	$3,206,055
3,712,815	NTPC, Ltd.	$10,945,091
1,443,588	Power Grid Corp. of India, Ltd.	$2,989,495
315,145	Reliance Infrastructure, Ltd.	$3,056,059
1,517,735	Reliance Power, Ltd. (a)	$2,639,415
		$25,079,615
Total Common Stocks
(Cost $295,392,988)	$408,522,133

Principal
	Short-Term Instruments - 0.7%
	Time Deposit - 0.7%
2,901,659	Citibank
	0.03%, 2/01/13 (Cost $2,901,659)	$2,901,659
	Total Investments-100.6%
	(Cost $298,294,647) (b)	$411,423,792
	Liabilities, less cash and other assets-(0.6)%	(2,286,712
	Net Assets-100.0%	$409,137,080

Footnotes to the Consolidated Schedule of Investments:

(a)	Non-income producing security.
(b)
At January 31, 2013, the aggregate cost of investments for Federal income tax purposes was $383,830,903. The net unrealized appreciation was $27,592,889 which consisted of aggregate gross unrealized appreciation of $120,810,377 and aggregate gross unrealized depreciation of $93,217,488.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Additional Valuation Information

Generally Accepted Accounting Principles (GAAP) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when the market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 – Prices are determined using unadjusted quoted prices in an active market for identical assets.

Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risks, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of January 31, 2013. The level assigned to the securities valuations may not be an indication of risk of liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the three months period ended January 31, 2013, the Fund had certain securities in the amount of $355,573,988 transfered from Level 2 to Level 1 due to foreign fair value adjustments.

Category	Level 1	Level 2	Level 3	Total
Common Stock:
Consumer Discretionary	$16,299,843	–	–	$16,299,843
Consumer Staples	$30,392,958	–	–	$30,392,958
Energy	$106,413,860	–	–	$106,413,860
Financial Services	$71,310,871	–	–	$71,310,871
Health Care	$25,322,563	–	–	$25,322,563
Industrials	$16,461,777	–	–	$16,461,777
Information Technology	$75,009,824	–	–	$75,009,824
Materials	$28,653,931	–	–	$28,653,931
Telecommunication Services	$13,576,891	–	–	$13,576,891
Utilities	$25,079,615	–	–	$25,079,615
Time Deposit	–	$2,901,659	–	$2,901,659
Total Investments	$408,522,133	$2,901,659	–	$411,423,792

ITEM 2. CONTROLS AND PROCEDURES.

(a)  The registrant’s  President and  Treasurer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) within 90 days of filing date of this report and have concluded that these controls and procedures are effective.

(b)  There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

A separate certification for the President and Treasurer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)) is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: PowerShares India Exchange-Traded Fund Trust

By:
Andrew Schlossberg
President
Date: March 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in capacities and on dates indicated.

By:
Andrew Schlossberg
President
Date: March 28, 2013

By:
 Steven Hill
Treasurer
Date: March 28, 2013